Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 15 — Fair Value Measurements

We account for certain assets and liabilities at fair value and classify these assets and liabilities within the fair value hierarchy (Level 1, Level 2, or Level 3).

Assets and liabilities subject to fair value measurements are as follows:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents – Money market	$10,301,371	$—	$—	$10,301,371
Liabilities
Warrant liabilities – Public Warrants	$4,715,000	$—	$—	$4,715,000
Warrant liabilities – Private placement warrants(1)	—	—	5,415,000	5,415,000
Earnout liabilities(2)	—	—	660,000	660,000
Total liabilities	$4,715,000	$—	$6,075,000	$10,790,000

(1)      Private Placement Warrants were estimated using a Black-Scholes option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates.

(2)      The fair value of the earnout liabilities was estimated using Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates.

The following table presents the changes in fair value of the private placements warrants:

For the year ended December 31, 2023
Liability at beginning of the period	$—
Assumed in the Business Combination	4,408,250
Change in fair value	1,006,750
Balance as of December 31, 2023	$5,415,000

The following table presents the changes in fair value of the earnout liabilities:

For the year ended December 31, 2023
Liability at beginning of the period	$—
Assumed in the Business Combination	2,400,000
Change in fair value	(1,740,000)
Balance as of December 31, 2023	$660,000